Related Party Transactions (Details) - Schedule of balance due to related parties - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related party	$ 687,019	$ 161,429
Mr. Lirong Wang [Member]
Related Party Transaction [Line Items]
Due to related party	$ 543,530
Relationship	The CEO and Chairman / Actual controlling person
Ms. Xueying Sheng [Member]
Related Party Transaction [Line Items]
Due to related party	$ 96,563	$ 103,390
Relationship	Controller/Accounting Manager of the Company	Controller/Accounting Manager of the Company
Mr. Guohua Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 46,620	$ 58,039
Relationship	Senior management / One of the Company’s shareholders	Senior management / One of the Company’s shareholders
Mr. Zhongfang Wang [Member]
Related Party Transaction [Line Items]
Due to related party	$ 306
Relationship	Father of Lirong Wang